Summary of Principal Accounting Policies - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue recognition
Total revenues	$ 1,023,656,993	$ 904,498,793	$ 731,078,833
Real estate consulting services | Minimum
Revenue recognition
Contract period	1 month
Real estate consulting services | Maximum
Revenue recognition
Contract period	12 months
Subscriptions | Minimum
Revenue recognition
Contract period	6 months
Subscriptions | Maximum
Revenue recognition
Contract period	12 months
Data integration services | Minimum | CRIC
Revenue recognition
Contract period	3 months
Data integration services | Maximum | CRIC
Revenue recognition
Contract period	12 months
Multiple element arrangements
Revenue recognition
Total revenues	$ 77,257,663	$ 74,189,077	$ 71,908,552
Other Services
Revenue recognition
Total revenues	$ 0